Income taxes - Income tax expense (benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax expense (benefit)
Current tax - Enterprise Income Tax	$ (469)	$ 1,306	$ (47)
Deferred tax	2,136	(8,589)	6,665
Current tax - Land Appreciation Tax	179	731	1,923
Income tax recognized in profit or loss	$ 1,846	$ (6,552)	$ 8,541